                           UNDISCOVERED MANAGERS FUNDS

                       SUPPLEMENT DATED APRIL 30, 2003 TO
           THE INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 28, 2002


         On April 28, 2003, Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Mid Cap Value Fund and UM Merger & Acquisition Fund transferred all of their assets to newly-created series of Evergreen Equity Trust, a Delaware statutory trust sponsored by Evergreen Investment Management Company, LLC. Immediately following such transfer, each of Undiscovered Managers Small Cap Value Fund, Undiscovered Managers Mid Cap Value Fund and UM Merger & Acquisition Fund ceased investment operations, and, as a result, shares of those Funds are no longer available for purchase or exchange.

                           UNDISCOVERED MANAGERS FUNDS

                       SUPPLEMENT DATED APRIL 30, 2003 TO
              THE INVESTOR CLASS PROSPECTUS DATED DECEMBER 28, 2002


         On April 28, 2003, Undiscovered Managers Small Cap Value Fund transferred all of its assets to a newly-created series of Evergreen Equity Trust, a Delaware statutory trust sponsored by Evergreen Investment Management Company, LLC. Immediately following such transfer, Undiscovered Managers Small Cap Value Fund ceased investment operations, and, as a result, shares of the Fund are no longer available for purchase or exchange.